SALES-TYPE LEASES AND NET INVESTMENT IN THE LEASE (Tables)	6 Months Ended
Mar. 31, 2026
Sales-type Leases And Net Investment In Lease
SCHEDULE OF NET INVESTMENT IN LEASES

The component of its aggregate net investment in leases is as follows (in thousands):

	March 31, 2026	September 30, 2025
Lease receivable	¥3,763	¥6,215
Unguaranteed residual asset	-	-
Net investment in the lease	3,763	6,215
Current portion	(1,874)	(3,627)
Long-term portion	¥1,889	¥2,588

SCHEDULE OF ANNUAL AGGREGATE MATURITIES OF LEASE PAYMENTS UNDER SALES-TYPE LEASES

As of March 31, 2026, the annual aggregate maturities of lease payments under sales-type leases during each of the next five fiscal years were as follows (in thousands):

Year Ending September 30:	Amount
Remainder of 2026	¥2,187
2027	2,405
2028	1,015
2029	324
Total undiscounted lease payments	5,931
Less: lease amount representing interest	(2,168)
Net investment in the lease	¥3,763